Loan and Lease Operations - Summary of Reconciliation of Expected Loan Losses for Loan Operations and Lease Operations (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and lease operations [Abstract]
Expected loan losses for financial guarantees pledged	R$ (767)	R$ (907)	R$ (837)
Commitments released	R$ (4,433)	R$ (3,485)	R$ (3,303)